VARIABLE INTEREST ENTITY	12 Months Ended
Dec. 31, 2012
VARIABLE INTEREST ENTITY
VARIABLE INTEREST ENTITY

10. VARIABLE INTEREST ENTITY

The Fund is an unincorporated open-ended trust established by a trust indenture under the laws of the Province of Alberta and is considered a VIE by virtue of its capital structure. The Company is the primary beneficiary of the Fund through its combined 67.7% (2011 - 69.2%; 2010 - 72%) economic interest, held indirectly through a common investment in ENF, a direct common trust unit investment in the Fund and a preferred unit investment in a wholly-owned subsidiary of the Fund. Enbridge also serves in the capacity of Manager of ENF, the Fund and its subsidiaries.

The summarized impact of the Company’s interest in the Fund on earnings, cash flows and financial position is presented below. Earnings include the results of operations of certain assets acquired by the Fund from wholly-owned subsidiaries of Enbridge from the dates of acquisition of October 2011 and December 2012 (Note 18). Earnings, cash flows and financial position information exclude the effect of intercompany transactions.

Year ended December 31,	2012	2011	2010
(millions of Canadian dollars)
Revenues	288	146	89
Operating and administrative expense	(83)	(66)	(52)
Depreciation and amortization	(87)	(47)	(19)
Income from equity investments	52	60	60
Interest expense and other	(68)	(32)	(13)
Income taxes	(35)	(21)	(17)
Earnings	67	40	48
(Earnings)/loss attributable to noncontrolling interest	13	7	(11)
Earnings attributable to Enbridge	80	47	37
Cash flows
Cash provided by operating activities	198	140	29
Cash used in investing activities	(158)	(98)	(107)
Cash provided by financing activities	1,495	381	85
Increase in cash and cash equivalents	1,535	423	7

December 31,	2012	2011
(millions of Canadian dollars)
Current assets	224	109
Property, plant and equipment, net	2,390	1,349
Long-term investments	314	343
Deferred amounts and other assets	179	125
Current liabilities	(250)	(90)
Long-term debt	(1,864)	(675)
Other long-term liabilities	(22)	(36)
Deferred income taxes	(438)	(403)
Net assets before noncontrolling interests	533	722